INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
Trade creditors	$ 30,489,072	$ 22,222,872	$ 19,779,461
Taxes	1,475,410	35,391	372,990
Consideration payment Semya acquisition	122,950
Miscellaneous	320,945	1,591,460	140,454
Trade and other payable	40,578,494	27,708,830	22,794,716
Non current
Consideration payment Semya acquisition	452,654
Trade and other payables	452,654
Shareholders and other related parties
Current
Trade payable, related party	1,796,932	365,994	633,700
Parent company
Current
Trade payable, related party	1,568,036		218,744
Joint ventures and associates
Current
Trade payable, related party	$ 4,805,149	$ 3,493,113	$ 1,649,367